Contractual Obligations, Commitments and Contingencies - Schedule of Reconciliation Between Finance Lease Obligations and Finance Lease Debts (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Contractual Obligations [Line Items]
Finance lease Obligations	$ 35.6	$ 39.4	$ 77.3
Discounting	(9.0)
Headquarters purchase option	31.5
Finance lease debt (see note 13)	58.1
Less than 1 Year [Member]
Disclosure Of Contractual Obligations [Line Items]
Finance lease Obligations	8.2
Discounting	(2.4)
Finance lease debt (see note 13)	5.8
1-5 Years [member]
Disclosure Of Contractual Obligations [Line Items]
Finance lease Obligations	27.4
Discounting	(6.6)
Headquarters purchase option	31.5
Finance lease debt (see note 13)	$ 52.3